SCHEDULE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES MEASURED AT AMORTIZED COST (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables	$ 2,495,302	$ 1,394,545
Other receivables	283	486
Restricted bank balance	383,400	399,400
Cash and cash equivalents	1,850,673	3,111,141	$ 100,822	$ 76,620
Trade payables	637,680	200,660
Other payables	12,118	11,852
Due to related companies		34,579
Lease liabilities	229,384	237,675		$ 365,356
Recurring fair value measurement [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Restricted bank balance	383,400	399,400
Trade payables	637,680	200,660
Other payables	12,118	11,852
Due to related companies		34,579
Lease liabilities	229,384	237,675
Financial liabilities	879,182	484,766
Recurring fair value measurement [member] | Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade receivables	2,495,302	1,394,545
Other receivables	9,770,725	650,486
Contract assets		750
Cash and cash equivalents	1,850,673	3,111,141
Financial assets	$ 14,500,100	$ 5,556,322